Note 23 - Financial Liabilities at Amortised Cost - Other Financial Liabilities (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Other Financial Liabilities Abstract
Creditors for Spot Transactions Pending	$ 7,031,105,000	$ 3,084,831,000	$ 349,869,000
Obligations For Financing Of Purchases	13,105,616,000	11,286,045,000	8,837,060,000
Accrued Commissions Payable	5,893,000	24,097,000	29,986,000
Collections and Other Transactions on Behalf of Third Parties	3,374,476,000	2,382,634,000	2,894,222,000
Interest Accrued Payable	89,774,000	25,269,000	14,300,000
Other Accounts Payable	4,582,528,000	3,870,981,000	2,219,835,000
Total Other Financial Liabilities	$ 28,189,392,000	$ 20,673,857,000	$ 14,345,272,000